Short-Term Loans	12 Months Ended
Dec. 31, 2015
Short-Term Loans
13.	SHORT-TERM LOANS

On June 25, 2012 and September 5, 2012, Techfaith BVI (a wholly owned subsidiary of the Group) obtained three loans of $5,350, $5,000 and $5,000 denominated in U.S. dollars from an independent third party (the “Lender”) to fund its investment in 17FOXSY, one of the Group’s subsidiaries. These loans were due on demand by the Lender after one year from the date the loan agreements. These loans were non-interest bearing and uncollateralized. In 2013, the Group signed the supplemental agreements, according to which the maturity of loans are extended and due on demand of the Lender after the second anniversary of the loans or other date mutually agreed and the loans are bearing an annual interest rate of 2% in the second year. In 2014, the Group repaid principle of $1,100. In June of 2015, the Group entered into an agreement with the lender and the Group sold the QIGI to repay the remaining principle of $14,250 and unpaid accrued interest of $545.

On December 23, 2014, One Net, one subsidiary of the Group, obtained an eleven-month loan of $487 (RMB 3 million) from Beijing Jiuxianqiao Branch of Bank of Beijing to fund working capital in daily operations. The loan bore an annual interest rate of 8.4% and was guaranteed by Mr. Defu Dong, the Chairman and Chief Executive Office and Mr. Deyou Dong, the Director, President and Chief Operating Officer of the Group. The loan was fully repaid in November 2015.

On February 2, 2015, Techfaith China, one subsidiary of the Group, obtained a twelve-month loan of $3,087 (RMB 20 million) from Beijing Zhichun Branch of Hua Xia Bank to fund working capital in daily operations. The loan bore an annual interest rate of 7% and was guaranteed by Techfaith Intelligent Handset Beijing, one subsidiary of the Group. The loan was pledged by the property owned by Techfaith Shanghai with a carrying value of $3,836 at December 31, 2015.The loan was fully repaid in February 2016.

On February 12, 2015, Techfaith Intelligent Handset Beijing, one subsidiary of the Group, obtained a twelve-month loan of $6,175 (RMB 40 million) from Beijing Zhichun Branch of Hua Xia Bank to fund working capital in daily operations. The loan bore an annual interest rate of 6.16% and was guaranteed by a property owned by Yaxunxingwang with a carrying value of $2,851 at December 31, 2015. The loan was fully repaid in February 2016.

On October 9, 2015, Yaxunxinwang, one subsidiary of the Group, obtained a thirty-day loan of $3,087 (RMB 20 million) from Beijing Bao Rui Tong Pawn Shop to fund working capital in daily operations. The loan was renewed for another thirty day on November 8, 2015, December 8, 2015, January 7, 2016, February 6, 2016, and March 7, 2016 respectively. The loan bore an annual interest rate of 30% and was guaranteed by the property owned by Yaxunxinwang with a carrying value of $2,851 at December 31, 2015. The loan was fully repaid on April 5, 2016.

On October 26, 2015, Techfaith HK, one subsidiary of the Group, obtained a twelve-month loan of $7,200 from Beijing Sanyuanqiao Branch of Ping An Bank to fund working capital in daily operations. The loan bears an annual interest rate of 2.3319% and is guaranteed by Techfaith China. The loan was guaranteed by the properties owned by Techfaith Hangzhou with a carrying value of $22,866 at December 31, 2015.

On December 28, 2015, One Net, one subsidiary of the Group, obtained a twelve-month loan of $309 (RMB 2 million) from Beijing Beiqinglu Branch of Bank of Beijing to fund working capital in daily operations. The loan bears an annual interest rate of 6.525% and is guaranteed by Mr. Defu Dong, the Chairman and Mr. Deyou Dong, the Director, President and Chief Executive Office of the Group.

For the years ended December 31, 2013, 2014 and 2015, interest expenses on short-term loans amounted to $115, $293 and $968 respectively.